Corporate information	12 Months Ended
Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
Corporate information

1.	Corporate information

Companhia Brasileira de Distribuição ("Company" or “CBD”), directly or through its subsidiaries (“Group” or “GPA”) is engaged in the retail of food and other products through its chain of supermarkets, specialized stores and department stores especially under the trade names "Pão de Açúcar, “Minuto Pão de Açúcar”, “Mercado Extra”, and “Minimercado Extra”. Related to the operations of the Extra Hiper brand, refer to Note 1.1. The Group’s headquarters is in the city of São Paulo, State of São Paulo, Brazil.

The Company used to operate in other Latin American countries through former-subsidiary Almacenes Éxito SA (“Éxito”). Éxito is a Colombian company that operates the supermarket and hypermarket banners Éxito, Carulla, Super Inter, Surtimax and Surtimayorista in Colombia, the Libertad banner in Argentina and the Disco and Devoto banners in Uruguay. Additionally, Éxito also operates shopping centers in Colombia under the banner Viva. The process of segregation and discontinuity of Éxito's activities at GPA was concluded in the third quarter of 2023, refer to Note 1.2.

The Company’s shares are listed on the São Paulo Stock Exchange (B3 S.A. - Brasil, Bolsa, Balcão (“B3”)) called “Novo Mercado”, which requires the highest level of Corporate Governance under, the ticker symbol “PCAR3” and, until April 19, 2024, in the New York Stock Exchange (“NYSE”) (American Depositary Receipts (“ADR”) level III), under the ticker symbol “CBD” (refer to subsequent event Note related to NYSE listing).

The Company used to be controlled by Ségisor and its parent company is Casino Guichard Perrachon (“Casino"), a French company listed in the Paris Stock Exchange, ceased in April 18, 2024, as discussed in subsequent event Note.

1.1	Discontinuation of the business of Extra Hiper stores and sale of assets to Sendas

As part of the Brazilian retail reportable segment, the Company operates different store formats, as highlighted in Note 1, including 103 Extra Hiper stores operating in the format of hypermarkets. In line with the strategy of optimizing its stores portfolio, allocating relevant resources to accelerate the growth of the most profitable formats, Management decided to abandon the operation of stores with the Extra Hiper banner (including drugstores operated with the same banner), discontinuing the hypermarkets format of stores.

According to material facts disclosed on October 14, 2021 and December 16, 2021, the independent directors of the Boards of Directors of the Company and of Sendas Distribuidora S.A. (“Assai” or “Sendas” - a former subsidiary spun-off in 2020 as described in Note 1.3), approved the terms and conditions of an agreement to transfer the rights of use of 70 Extra Hiper stores to Sendas, located in several different states, including real estate owned by the Company and other assets leased from third parties.

The transaction was definitively completed, after an amendment on December 26, 2022, as follows: (i) transfer the rights of use of 66 (initially 70) stores to Assaí for the amount of R$3,928 (initially R$3,973) and (ii) sale of 17 properties to the real estate fund Barzel Properties, with guarantee and subsequent lease directly by Assaí for a period of 25 years, renewable for an additional period of 15 years, in the amount of R$1,200, pursuant to the agreement entered into on February 25, 2022.

On August 17, 2022, the Company's Board of Directors approved the execution of agreements with financial institutions for the definitive sale of receivables against Assaí, in the amount of up to R$2 billion referring to the installments due between 2023 and 2024. Residual installments in the amount of R$1.2 billion due in 2023 and R$700 due in January 2024 adjusted by CDI plus 1.2% p.y. were also definitively sold during the third quarter of 2022, with the consent of Assai and with no right of recourse. The cost of this sale was R$2.4 and is allocated in the financial result.

On December 31, 2023, the Company received, or sold, the totality of the receivables related to the transaction.

Also, as part of the plan to discontinue the hypermarket format, out of the 37 remaining Extra Hiper stores, the Company converted 25 to other banners (Pão de Açúcar and Mercado Extra) and closed 12 stores. Those conversions were fully completed by end of 2023.

Management evaluated the transaction as per IFRS5 - "Non-Current Assets Held for Sale and Discontinued Operations" and concluded that the discontinuation of the 103 Extra Hiper stores (complete transaction) results in the abandonment of an important line of business in the Brazilian retail segment, with subsequent sale of operating assets (fixed and right of use) to Assai.

Therefore, on December 31, 2021, the Company partially abandoned the stores (21% of gross revenue from the Extra Hiper business line for the year 2021) and concluded that the abandonment of the hypermarkets business line was not substantially completed in 2021, since, according to IFRS5, an abandonment of an operation must be considered discontinued when it is substantially completed, which occurred in the first quarter of 2022, with the abandonment and delivery of 86% of the total stores to Assaí.

In the year ended December 31, 2022, the Company recorded revenue in the amount of R$3.9 billion (R$1.2 billion in 2021), in addition to write-offs of assets corresponding to the amount of R$1,035 (R$481 in 2021) and expenses of R$1,345 (R$294, net of gains, in 2021). The expenses in 2022 are comprised of R$566 related to the dismissal of employees, R$95 cancellation of contracts and R$684 other transaction-related expenses, generating the net result of the transaction in the amount of R$1,564 (R$426 in 2021) recorded in the Net income for the year from discontinued operations (Note 33).

1.2	Segregation transaction and discontinuation of Éxito's operations in the Company.

On September 5, 2022, the Company's Board of Directors evaluated the result of preliminary studies for the eventual segregation of GPA and Éxito, authorizing Management to finalize the studies regarding this transaction, as well as to evaluate the necessary steps for its respective formalization, including all measures for the creation of Éxito's BDRs (Brazilian Depositary Receipts) and ADRs programs in Brazil and in the United States of America, respectively.

On December 30, 2022, Éxito submitted the application for registration as a category “A” publicly held company, the application for registration of the BDR Level I program with CVM, and the application for listing of BDRs with to B3.

The Company also concluded the necessary prior authorizations from the main financial creditors during the year ended 2022.

Management complied with the main requirements of the segregation process of its subsidiary Éxito in 2022 and, at that year-ended, the transaction was considered highly likely to be concluded during 2023. According to IFRS 5, the subsidiary Éxito and its subsidiaries are presented in these consolidated financial statements as assets (an related liabilities to assets) held for sale or distribution on the balance sheet as of December 31, 2022 and discontinued operations in the Statement of Income for the year ended December 31, 2022 and comparative presentation for the years ended December 31, 2021.

On April 3 and 4, 2023, CVM and B3 approved Éxito’s registration as a publicly traded company category “A” and the request for registration and negotiation of Éxito’s BDRs.

On July 3, 2023, Éxito's public request for registration was made, through the declaration contained in its form 20-F, to the U.S. Securities and Exchange Commission (“SEC”) and on July 25, 2023, SEC declared the effectiveness of Éxito's Form 20-F, concluding SEC’s registration process of Éxito. As a result, Éxito was registered as a public company in the three markets (Brazil, Colombia and the United States of America) necessary to complete the transaction.

On August 8, 2023, GPA obtained the authorization from the Superintendencia Financeira de Colombia (“SFC”), Colombian regulatory body, for the transfer of the shares of Éxito to be delivered to GPA’s shareholders in the context of the Transaction, considering a cut-off date on August 22, 2023 for BDR and August 23, 2023 for ADR.

The shareholders of common shares issued by GPA received 1 BDR for each GPA share. As of August 23, 2023, the shares started to be traded “ex-right to receive BDRs” and the BDRs started to be traded on B3 under the ticket “EXCO”. Shareholders of GPA ADRs, received 1 Éxito ADR for every 2 GPA ADRs, with Éxito ADRs starting to be traded normally (“regular way”) on the NYSE from August 29, 2023 under the code “EXTO”.

The shares distributed represent approximately 83% of GPA's interest in Éxito's share capital. GPA maintained a minority stake in Éxito of 13.31%.

On October 30, 2023, the Extraordinary Shareholders' Meeting(EGM) approved the ratification of the amount of the reduction in GPA's share capital by R$6,659 (see note 24), without changing the number of Éxito shares delivered. Previously, at an EGM held on February 14, 2023, the reduction of GPA's capital in the amount of R$ 7,133 was approved through the delivery to GPA shareholders of 1,080,556,276 common shares issued by Éxito and owned by GPA.

In the consolidated financial statements as of December 31, 2023, the results of the subsidiary Éxito and its subsidiaries were presented as discontinued operations in the results of the year, until the effective loss of control by GPA, which occurred on July 31 (note 33).

The Company applied IFRS10 to record the loss of control, the effects are detailed in note 33 of discontinued operations, and mainly include (i) the recycling of the accumulated balance sheet conversion adjustment in the amount of R$ (1,360) and (ii) the effect of re-measurement at fair value of the remaining interest net of the write-off of the investment in the amount of R$ (746) on the date of loss of control.

The Company also evaluated the accounting treatment of the remaining interest following IAS28, considering all factors such as the shareholder agreement signed on August 9, 2023, and concluded in the absence of significant influence. Therefore, the remaining interest is being recorded as a financial asset through profit or loss (FVTPL) in application of IFRS9, under the heading “Financial investments”. In addition to the remeasurement effect on the date of loss of control in application of IFRS10, the Company recorded the variation in the fair value of the financial asset between the loss of control and the period ended December 31, 2023, in the amount of R$153, in the financial result line.

On October 13, 2023, the Board of Directors approved the signing of a pre-agreement with Grupo Calleja, owner of the leading supermarket retail group in El Salvador that operates under the Super Selectos brand (“Buyer”), for the sale of GPA’s entire remaining interest in Éxito, corresponding to 13.31% of Éxito’s share capital, within the scope of a public acquisition offer launched by the Buyer in Colombia and the United States of America to acquire 100% of Éxito shares, subject to the acquisition of 51% of shares (Public Tender Offer - PTO).

Companies from the Casino group, which own 34.05% of Éxito's share capital, are also parties to the pre-agreement and have committed to selling their stake in the PTO. The value of the PTO, considering all Éxito's shares, was US$1,175 million, equivalent to US$0.9053 per share, with US$156 million (corresponding to R$790 on the date of approval of the operation) referring to GPA's interest on Éxito.

On October 31, 2023, the Company's management contracted a hedge operation (NDF – Non-Deliverable Forward) to protect the exchange rate exposure related to the sale of GPA's remaining interest in Éxito. As of December 31, 2023, the fair value of the derivative is R$20.

Subsequently, on January 23, 2024, after the conclusion of the PTO launched by the buyer for the acquisition of Éxito shares, in Colombia and the United States, GPA received the amount of US$156 million (corresponding to R$789 on January 23, 2024, including positive effect of R$12 from the hedge contracted on October 31st).

1.3	Sale and Leaseback transaction

In June 2023, the Company entered into a Sales and Leaseback agreement, selling 11 GPA-owned supermarket stores to a private fund for a total amount of R$330, being R$140 received on June 30, 2023 and R$190 on July 7, 2023. The Lease Agreements were signed with an initial term of 15 years, except for 3 Stores that were leased with an initial term of 18 years, renewable for an additional similar period, ensuring the continuity of GPA's operations in the Stores under sustainable financial conditions. The right of use increased by R$81 and the lease liability increased by R$183, recording a gain of R$85 in June 2023.

1.4	Sale of property – Barra da Tijuca

In September 2023, the Company sold the property located in Barra da Tijuca, in the city of Rio de Janeiro, where an Extra hypermarket used to operate, by the amount of R$247, fully received on September 30, 2023. The gain on this operation was R$66.

1.5	Sale of interest held in Cnova

GPA held an indirect equity interest of 34% in the share capital of CNova N.V. (“Cnova”) and as per Cnova financial condition, a provision for loss on investments in the amount of R$872 were recorded throughout the years (refer to Note 13.3).

On September 8, 2023, Casino proposed to start negotiations for the sale of the indirect corporate interest held by the Company in Cnova

In light of this event, in application of IAS 28, and considering the provisions contained in IAS 37, the Company assessed whether there was still a legal or constructive obligation towards its investee, as well as its intention to maintain financial support in this investee, due to the proposed negotiation with Casino.

Considering the absence of a legal obligation to recapitalize the investee by GPA, as well as the discussions that culminated in the sale of the investment and, consequently, the Company's intention not to maintain financial support for this investee, the Company reversed the provision for loss on investment in the period ending on September 30, 2023, in the amount of R$872.

Management concluded negotiations for the sale of its indirect equity interest in Cnova to Casino and on November 25, 2023, the Company's Board of Directors, based on the recommendation of the Independent Special Committee constituted on September 8, 2023, approved the proposal for Є 10 million (equivalent to R$53.5) submitted by Casino, based on a fairness opinion prepared by an independent financial institution, for the acquisition of the entire stake held by the Company in Cnova. The transaction value was paid in two installments, with the first installment received in November 30, 2023, representing 80% of the amount, corresponding to Є 8 million (R$ 42.8 million), and the second installment representing Є 2 million (R$ 10.7), was received in the 1st quarter of 2024.

In addition to the amounts above, it was agreed a right to receive a variable installment (“Equalization Payment”) in the case of a subsequent transaction involving the sale of the interest held by Casino in Cnova or a corporate reorganization of Cnova within a period of 18 (eighteen) months, counting from the settlement date. The objective of the Equalization Payment is to enable the Company to capture the potential additional appreciation of the asset in a subsequent transaction, aiming for the best interests of the Company and its shareholders. There is no fair value to be recorded regarding this instrument as of December 31, 2023.

1.6	Going concern

Management has assessed the Company's ability to continue operating for the foreseeable future and has concluded that it has the ability to maintain its business, financial condition, and systems operating normally. Accordingly, management is not aware of any material uncertainty that may cast significant doubt on the Company’s ability to continue as a going concern and the consolidated financial statements have been prepared on a going concern basis.